Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000027570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027567
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	6.81%	5.54%	5.59%
C000027569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	9.75%	5.66%	5.25%
C000027573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000027570
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	6.71%	6.31%
Without Sales Load [Member] | C000027567
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	6.45%	6.05%
Without Sales Load [Member] | C000027569
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%	5.66%	5.25%
Without Sales Load [Member] | C000027573
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	6.72%	6.36%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	16.99%	12.90%	11.88%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	16.99%	12.90%	11.88%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	16.99%	12.90%	11.88%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	16.99%	12.90%	11.88%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	12.43%	6.88%	7.74%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	12.43%	6.88%	7.74%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	12.43%	6.88%	7.74%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	12.43%	6.88%	7.74%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%